Organization	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.	ORGANIZATION

Autohome Inc., formerly known as Sequel Limited (the “Company”), was incorporated under the laws of the Cayman Islands on June 23, 2008. Upon incorporation, the Company was 100% owned by Telstra Holdings Pty Ltd. (“Telstra”). On June 27, 2008 (the “Acquisition date”), the Company acquired Cheerbright International Holdings Limited (“Cheerbright”), China Topside Co., Ltd. (“China Topside”), and Norstar Advertising Media Holdings Co., Ltd. (“Norstar”), and their respective wholly foreign-owned enterprises and variable interest entities (“VIEs”). Subsequent to the acquisition, the Company was owned 55% by Telstra, and 45% by the selling shareholders of Cheerbright, China Topside and Norstar. In May 2012, Telstra acquired additional ordinary shares of the Company from other shareholders. In June 2016, Telstra completed the sale of approximately 47.4% of the total issued shares in the Company to Ping An Insurance (Group) Company of China Ltd. (“Ping An”) and on February 22, 2017, Ping An further acquired from Telstra approximately 6.5% of the total issued shares in the Company. After the consummation of the sale, Ping An became the Company’s controlling shareholder.

The Company successfully completed its IPO and listing of 8,993,000 American Depositary Shares (“ADSs”) on the New York Stock Exchange in December, 2013, and raised net proceeds of US$142,590 from the offering. Each ADS represents one ordinary share. Upon the completion of IPO in December, 2013, the Company’s dual-class ordinary share structure came into effect (Note 15). Upon the completion of follow-on offering in November 2014, 2,424,801 ADSs were issued by the Company and 6,964,612 Class B ordinary shares were converted into Class A ordinary shares. The net proceeds from the follow-on offering amounted to US$97,344 net of issuance cost. Upon the transfer of 47.4% share ownership by Telstra to Ping An in June 2016, all the Class B ordinary shares were converted into Class A ordinary shares. As of December 31, 2017, the Company had ordinary shares outstanding, all comprised of 117,140,856 Class A ordinary shares. Ping An became the Company’s controlling shareholder holding 52.8% of the total equity interest and voting rights, respectively in the Company as of December 31, 2017.

The Company, through its subsidiaries and VIEs (as disclosed in the table below), is engaged in the provision of media services, leads generation services and online marketplace in the People’s Republic of China (the “PRC”).

As of December 31, 2017, the Company’s principal subsidiaries and VIEs where Autohome WFOE and Chezhiying WFOE are the primary beneficiaries include the following entities:

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Subsidiaries
Cheerbright International Holdings, Limited (“Cheerbright”)	June 13, 2006	British Virgin Islands	100%
Autohome E-commerce Inc.	February 6, 2015	Cayman Islands	100%
Autohome Link Inc.	January 29, 2015	Cayman Islands	100%
Autohome Financing Limited	March 23, 2015	Cayman Islands	100%
Autohome (Hong Kong) Limited (“Autohome HK”)	March 16, 2012	Hong Kong	100%
Autohome Media Limited (“Autohome Media”, formerly known as Prbrownies Marketing Limited)	October 18, 2013	Hong Kong	100%
Autohome E-commerce Hong Kong Limited	February 18, 2015	Hong Kong	100%
Autohome Link Hong Kong Limited	February 16, 2015	Hong Kong	100%
Autohome Financing Hong Kong Limited	April 15, 2015	Hong Kong	100%
Beijing Cheerbright Technologies Co., Ltd. (“Autohome WFOE”)	September 1, 2006	PRC	100%
Autohome Shanghai Advertising Co., Ltd.	September 29, 2013	PRC	100%
Beijing Prbrownies Software Co., Ltd. (formerly known as “Beijing Autohome Software Co., Ltd.”)	November 12, 2013	PRC	100%

Entity	Date of incorporation or acquisition	Place of incorporation	Percentage of direct ownership by the Company
Beijing Autohome Technologies Co., Ltd.	November 12, 2013	PRC	100%
Beijing Autohome Advertising Co., Ltd.	November 13, 2013	PRC	100%
Guangzhou Autohome Advertising Co., Ltd.	November 25, 2013	PRC	100%
Autohome (Tianjin) Automobile Sales Co., Ltd.	October 20, 2014	PRC	100%
Beijing Chezhiying Technology Co., Ltd.(“Chezhiying WFOE”)	May 26, 2015	PRC	100%
Beijing Chezhiying Software Co., Ltd.(“Chezhiying Software”)	December 9, 2015	PRC	100%
Beijing Kemoshijie Technology Co., Ltd.	September 11, 2015	PRC	100%
Beijing Haochezhijia E-commerce Co., Ltd.	April 25, 2016	PRC	75%
Huai’an Prbrownies Software Co., Ltd.	September 13, 2016	PRC	100%
Chengdu Prbrownies Software Co., Ltd.	September 30, 2016	PRC	100%
VIEs
Beijing Autohome Information Technology Co., Ltd. (“Autohome Information”)	August 28, 2006	PRC	—
Beijing Shengtuo Autohome Advertising Co., Ltd.	September 21, 2010	PRC	—
Beijing Shengtuo Hongyuan Information Technology Co., Ltd. (“Shengtuo Hongyuan”)	November 8, 2010	PRC	—
Beijing Shengtuo Chengshi Advertising Co., Ltd.	November 12, 2010	PRC	—
Shanghai You Che You Jia Advertising Co., Ltd. (“Shanghai Advertising”)	December 31, 2011	PRC	—
Guangzhou You Che You Jia Advertising Co., Ltd. (“Guangzhou Advertising”)	May 8, 2012	PRC	—
Beijing Autohome Used Car Appraisal Co., Ltd.	January 30, 2015	PRC	—
Beijing Autohome Used Car Brokerage Co., Ltd.	June 10, 2015	PRC	—
Shanghai Tianhe Insurance Brokerage Co., Ltd.	September 21, 2017	PRC	—

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”. The Group provides media services, leads generation services and online marketplace through its websites and mobile applications. These services are offered to automakers and dealers, and advertising agencies that represent automakers and dealers in the automobile industry, and financial institutions. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of internet content businesses. To comply with these foreign ownership restrictions, the Company and its subsidiaries operate websites and mobile applications and conduct its business related to internet content services through VIEs. The paid-in capital of the VIEs was funded by the Company’s PRC subsidiaries, Autohome WFOE and Chezhiying WFOE, through loans extended to the VIEs’ shareholders (“Nominee Shareholders”). The effective control of the VIEs is held by WFOEs, through a series of contractual agreements (the “Contractual Agreements”). As a result of the Contractual Agreements, the WFOEs maintain the ability to control the VIEs, are entitled to substantially all of the economic benefits from the VIEs and are obligated to absorb all of the VIE’s expected losses.

In September 2016 and March 2017, the then individual nominee shareholders of Shengtuo Hongyuan, Guangzhou Advertising, Autohome Information and Shanghai Advertising, entered into Equity Interest Purchase Agreements and Debt Transfer and Offset Agreements with Min Lu and Haiyun Lei, pursuant to which the then individual nominee shareholders transferred all of their equity interest in each of the entities to Min Lu and Haiyun Lei. In September 2016 and in March 2017, each of Autohome WFOE and Chezhiying WFOE, and each of Shengtuo Hongyuan and its two subsidiaries, Guangzhou Advertising, Autohome Information and its two subsidiaries and Shanghai Advertising, and each of Min Lu and Haiyun Lei, as the individual nominee shareholder of VIEs, entered into contractual agreements.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and the VIEs through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interest in the VIEs to the WFOEs. In addition, through the Contractual Agreements the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses and majority of the profits of the VIEs through the WFOEs.

Thus, the Company is also considered the primary beneficiary of the VIEs through the WFOEs. As a result of the above, the Company consolidates the VIEs in accordance with SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) 810-10 (“ASC 810-10”) Consolidation: Overall.

The following is a summary of the Contractual Agreements:

Exclusive technical consulting and service agreements

Pursuant to the exclusive technical consulting and service agreements that have been entered into by the WFOEs and the VIEs, the VIEs have engaged the WFOEs as their exclusive provider of technical support and management consulting services. The VIEs shall pay to the WFOEs service fees calculated based on such VIE’s revenues reduced by its value-added taxes and surcharges, operating expenses and an appropriate amount of retained profit that is determined pursuant to our tax planning strategies and relevant tax laws. The service fees can be adjusted by the WFOEs unilaterally. The WFOEs shall exclusively own any intellectual property arising from the performance of this agreement. This agreement has a 30 year term that can be automatically extended for another 10 years at the option of the WFOEs. The agreement can only be terminated mutually by the parties in writing. During the term of the agreement, the VIEs may not enter into any agreement with third parties for the provision of any technical or management consulting services without prior consent of the WFOEs.

Loan agreement

Pursuant to the loan agreements between the Nominee Shareholders of the VIEs and the WFOEs, the WFOEs granted interest-free loans for the Nominee Shareholders’ contributions to the VIEs. The term of the loan is indefinite until the WFOEs requests repayment. The manner and timing of the repayment shall be at the sole discretion of the WFOEs and at the WFOEs’ option may be in the form of transferring the VIEs’ equity interest to the WFOEs or their designated persons.

Exclusive equity option agreements

Pursuant to the exclusive equity option agreements entered into among the Nominee Shareholders of the VIEs, VIEs and the WFOEs, the Nominee Shareholders jointly and severally granted to the WFOEs an option to purchase their equity interests in the VIEs. The purchase price will be offset against the loan repayments under the loan agreements. If the transfer price of the equity interest is greater than the loan amount, the Nominee Shareholders are required to immediately return the received transfer price in excess of the loan amount to the WFOEs or any person designated by the WFOEs. The WFOEs may exercise such option at any time until it has acquired all equity interests of the VIEs or freely transfer the option to any third party and such third party may assume the right and obligations of the option agreement. The exclusive equity option agreements have an indefinite term and will terminate at the earlier of i) the date on which all of the equity interests have been transferred to the WFOEs or any person designated by the WFOEs; or ii) the unilateral termination by the WFOEs.

Equity interest pledge agreements

Pursuant to the equity interest pledge agreements entered into between the Nominee Shareholders of the VIEs and the WFOEs, the Nominee Shareholders pledged all of their equity interests in the VIEs to the WFOEs as collateral for all of their payments due to the WFOEs and to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or assign the shares, the rights and obligations in the share pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the VIEs without the WFOE’s preapproval. The WFOE is entitled to transfer or assign in full or in part the shares pledged. In the event of default, the WFOE as the pledgee will be entitled to request immediate repayment of the loan or to dispose of the pledged equity interests through transfer or assignment. There have been no dividends or distributions from inception to date. The equity interest pledge agreements have an indefinite term and will terminate after all the obligations under these agreements have been satisfied in full or the pledged equity interests have been transferred to the WFOEs or their designees.

Power of attorney agreements

Pursuant to the power of attorney agreements, shareholders of the VIEs have given the WFOEs an irrevocable proxy to act on their behalf on all matters pertaining to the VIEs and to exercise all of their rights as shareholders of the VIEs, including the right to attend shareholders’ meetings, to exercise voting rights and to transfer all or a part of his equity interests in the VIEs.

In June 2011, the Contractual Agreements were supplemented with the following terms:

•	With respect to the exclusive equity option agreements, in the event of liquidation or dissolution of the VIEs, all assets shall be sold to the WFOEs at the lowest selling price permitted by applicable PRC law, and any proceeds from the transfer and any residual interests in the VIEs shall be remitted to the WFOEs immediately;

•	With respect to the exclusive equity option agreements, dividends and distributions are not permitted without the prior consent of the WFOEs, to the extent there is a dividend or distribution, the Nominee Shareholders will remit the amounts in full to the WFOEs immediately;

•	With respect to the exclusive technical consulting and service agreements and loan agreements, the WFOEs shall provide the necessary financial support to the VIEs whether or not the VIEs incur any losses, and not request for repayment if the VIEs are unable to do so.

Risk in relation to the VIE Structure

Internet content related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than 50% equity interest in any Internet Content Provider (“ICP”) business.

The Group conducts its operations in China through Contractual Agreements entered into between the WFOEs and VIEs. In 2014, the Group began gradually migrating the advertising service business from the VIEs to the subsidiaries of Autohome Media, a transition that was completed to a substantial extent. If the Company or any of its current or future VIEs or subsidiaries are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including levying fines, confiscating the income of Autohome WFOE, Chezhiying WFOE and VIEs, revoking their business licenses or operating licenses, shutting down the Group’s servers or blocking the Group’s websites and mobile applications, discontinuing or placing restrictions or onerous conditions on the Group’s operations, requiring the Group to undergo a costly and disruptive restructuring, restricting the Group’s rights to use the proceeds from the offering to finance the Group’s business and operations in China, or enforcement actions that could be harmful to the Group’s business. Any of these actions could cause significant disruption to the Group’s business operations and severely damage the Group’s reputation, which would in turn materially and adversely affect the Group’s business and results of operations. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of VIEs or the Company’s right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

In addition, if Shanghai Advertising, Guangzhou Advertising, Autohome Information and its subsidiaries, Shengtuo Hongyuan and its subsidiaries or their shareholders fail to perform their obligations under the Contractual Agreements, the Company may have to incur substantial costs and expend resources to enforce the Company’s rights under the contracts. The Company may have to rely on legal remedies under PRC law, including seeking specific performance or injunctive relief and claiming damages, which may not be effective. All of these Contractual Agreements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. The legal system in PRC is not as developed as in other jurisdictions, such as United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Agreements. Under PRC law, rulings by arbitrators are final, parties cannot appeal the arbitration results in courts, and prevailing parties may only enforce the arbitration awards in PRC courts through arbitration award recognition proceedings, which would incur additional expenses and delay. In the event the Company is unable to enforce these Contractual Agreements, the Company may not be able to exert effective control over its VIEs, and the Company’s ability to conduct its business may be negatively affected.

Based on the advice of the Company’s PRC legal counsel, the corporate structure and Contractual Agreements of the Company’s VIEs and WFOEs in China are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the VIEs are in compliance with existing PRC laws and regulations; (ii) the Contractual Agreements with VIEs and their nominee shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC law and regulations in all material respects.

VIEs contributed an aggregate of 7.8%, 5.5% and 4.4% of the consolidated net revenues for the years ended December 31, 2015, 2016 and 2017, respectively, after elimination of inter-company transactions. As of December 31, 2016 and 2017, the VIEs accounted for an aggregate of 19.3% and 21.1%, respectively, of the consolidated total assets, and 10.5% and 6.7%, respectively, of the consolidated total liabilities after elimination of inter-company balances.

Relevant PRC laws and regulations restrict the VIE from transferring a portion of its net assets to the Company in the form of loans and advances or cash dividends. Please refer to Note 16 for disclosure of restricted net assets.

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs included in the Company’s consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows:

	December 31,
	2016	2017
	RMB	RMB	US$
Current assets	1,059,117	1,326,075	203,814
Non-current assets	1,643,467	1,645,183	252,860

Total assets	2,702,584	2,971,258	456,674

Accrued expenses and other payables	191,942	162,423	24,964
Advance from customers	15,452	45,747	7,031
Deferred revenue	40,115	47,507	7,302
Income tax payable	42,746	—	—
Amounts due to related parties	1,430	4,309	662
Inter-company payables	761,583	1,031,877	158,597

Total current liabilities	1,053,268	1,291,863	198,556

Other liabilities	21,131	20,010	3,075
Deferred tax liabilities	7,400	12,708	1,953

Total non-current liabilities	28,531	32,718	5,028

Total liabilities	1,081,799	1,324,581	203,584

Net assets	1,620,785	1,646,677	253,090

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net revenues	271,198	328,618	274,774	42,232
Net (loss)/income	(68,272)	(71,931)	20,380	3,132

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash (used in)/generated from operating activities	(23,630)	20,337	851,872	130,930
Net cash used in investing activities	(73,318)	(33,204)	(802,710)	(123,374)
Net cash generated from financing activities	—	—	—	—

The revenue-producing assets that are held by the VIEs comprise of customer relationships, trademarks, websites, domain names, operating license and servers.

The current assets of the VIEs included amounts due from PRC subsidiaries of RMB887,932 and RMB381,388 (US$58,618), as of December 31, 2016 and 2017, respectively, which were eliminated upon consolidation by the Company. The current liabilities of the VIEs included amounts due to PRC subsidiaries of RMB761,583 and RMB1,031,877(US$158,597), as of December 31, 2016 and 2017, respectively, which were eliminated upon consolidation by the Company. There was no pledge or collateralization of the VIEs’ assets and the WFOEs have not provided any financial support that they were not previously contractually required to provide to the VIEs. There were no assets of the VIEs that can only be used to settle their own obligations. Creditors of the VIEs have no recourse to the general credit of the WFOEs, which are the primary beneficiaries of the VIEs.